financial instruments - Market risks (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable		0.25%	0.25%
Net income sensitivity to increase in risk variable	$ (8)	$ (6)
Other comprehensive income sensitivity to increase in risk variable	12	14
Comprehensive income sensitivity to increase in risk variable	4	8
Net income sensitivity to decrease in risk variable	7	6
Other comprehensive income sensitivity to decrease in risk variable	3	(14)
Comprehensive income sensitivity to decrease in risk variable	10	$ (8)
Wind discount risk
Market risks
Percentage of reasonably possible changes in market risk variable		0.20%	0.20%
Net income sensitivity to increase in risk variable		$ (24)
Other comprehensive income sensitivity to increase in risk variable	(24)
Comprehensive income sensitivity to increase in risk variable	(24)	(24)
Net income sensitivity to decrease in risk variable		24
Other comprehensive income sensitivity to decrease in risk variable	23
Comprehensive income sensitivity to decrease in risk variable	23	$ 24
Solar premium risk
Market risks
Percentage of reasonably possible changes in market risk variable		0.20%	0.20%
Net income sensitivity to increase in risk variable		$ 14
Other comprehensive income sensitivity to increase in risk variable	12
Comprehensive income sensitivity to increase in risk variable	12	14
Net income sensitivity to decrease in risk variable		(14)
Other comprehensive income sensitivity to decrease in risk variable	(15)
Comprehensive income sensitivity to decrease in risk variable	(15)	$ (14)
Canadian Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable		10.00%	10.00%
Net income sensitivity to increase in risk variable	(7)	$ (7)
Other comprehensive income sensitivity to increase in risk variable	(49)	112
Comprehensive income sensitivity to increase in risk variable	(56)	105
Net income sensitivity to decrease in risk variable	7	7
Other comprehensive income sensitivity to decrease in risk variable	56	(112)
Comprehensive income sensitivity to decrease in risk variable	63	(105)
Canadian Dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(5)	(6)
Other comprehensive income sensitivity to increase in risk variable	110	76
Comprehensive income sensitivity to increase in risk variable	105	70
Net income sensitivity to decrease in risk variable	5	6
Other comprehensive income sensitivity to decrease in risk variable	(105)	(79)
Comprehensive income sensitivity to decrease in risk variable	(100)	$ (73)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable		10.00%	10.00%
Net income sensitivity to increase in risk variable	(38)	$ 13
Other comprehensive income sensitivity to increase in risk variable	(21)	(72)
Comprehensive income sensitivity to increase in risk variable	(59)	(59)
Net income sensitivity to decrease in risk variable	38	(13)
Other comprehensive income sensitivity to decrease in risk variable	21	72
Comprehensive income sensitivity to decrease in risk variable	59	59
U.S. Dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(3)
Other comprehensive income sensitivity to increase in risk variable	(98)	(62)
Comprehensive income sensitivity to increase in risk variable	(101)	(62)
Net income sensitivity to decrease in risk variable	2
Other comprehensive income sensitivity to decrease in risk variable	108	65
Comprehensive income sensitivity to decrease in risk variable	$ 110	$ 65